Calvert
VP SRI Mid Cap Portfolio
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Automobile Components — 1.9%
Dorman Products, Inc.(1)	3,929	$ 473,602
		$ 473,602
Banks — 2.8%
Commerce Bancshares, Inc.	6,110	$ 380,225
First Financial Bankshares, Inc.	8,922	320,478
		$ 700,703
Biotechnology — 1.3%
Neurocrine Biosciences, Inc.(1)	2,977	$ 329,256
		$329,256
Building Products — 5.4%
A.O. Smith Corp.	6,453	$421,768
AAON, Inc.	4,452	347,835
Advanced Drainage Systems, Inc.	2,113	229,577
AZEK Co., Inc.(1)	7,000	342,230
		$1,341,410
Capital Markets — 5.1%
LPL Financial Holdings, Inc.	1,444	$472,390
Tradeweb Markets, Inc., Class A	5,326	790,698
		$1,263,088
Chemicals — 1.5%
Quaker Chemical Corp.	2,993	$369,965
		$369,965
Commercial Services & Supplies — 3.1%
Copart, Inc.(1)	13,456	$761,475
		$761,475
Communications Equipment — 3.0%
Motorola Solutions, Inc.	1,674	$732,894
		$732,894
Consumer Staples Distribution & Retail — 2.9%
Casey's General Stores, Inc.	448	$194,450
U.S. Foods Holding Corp.(1)	8,153	533,695
		$728,145
Containers & Packaging — 3.1%
AptarGroup, Inc.	4,405	$653,614
Avery Dennison Corp.	602	107,138
		$760,752
Security	Shares	Value
Distributors — 1.2%
LKQ Corp.	6,855	$ 291,612
		$ 291,612
Electric Utilities — 2.5%
Alliant Energy Corp.	9,403	$ 605,083
		$ 605,083
Electrical Equipment — 2.8%
AMETEK, Inc.	3,983	$ 685,634
		$ 685,634
Electronic Equipment, Instruments & Components — 2.9%
CDW Corp.	1,508	$241,672
TE Connectivity PLC	3,400	480,488
		$722,160
Food Products — 0.4%
Freshpet, Inc.(1)	1,209	$100,552
		$100,552
Ground Transportation — 1.4%
Landstar System, Inc.	2,262	$339,752
		$339,752
Health Care Equipment & Supplies — 3.3%
Cooper Cos., Inc.(1)	4,284	$361,355
IDEXX Laboratories, Inc.(1)	1,105	464,045
		$825,400
Hotels, Restaurants & Leisure — 5.3%
Aramark	13,646	$471,060
Domino's Pizza, Inc.	562	258,211
Wyndham Hotels & Resorts, Inc.	6,381	577,544
		$1,306,815
Household Durables — 1.2%
NVR, Inc.(1)	41	$297,020
		$297,020
Household Products — 1.7%
Church & Dwight Co., Inc.	3,774	$415,480
		$415,480
Industrial REITs — 1.4%
Rexford Industrial Realty, Inc.	8,866	$347,104
		$347,104
Insurance — 9.5%
American Financial Group, Inc.	3,102	$407,417

Calvert
VP SRI Mid Cap Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Arch Capital Group Ltd.	5,086	$ 489,171
Kinsale Capital Group, Inc.	681	331,450
Ryan Specialty Holdings, Inc.	4,780	353,099
W.R. Berkley Corp.	3,227	229,633
White Mountains Insurance Group Ltd.	278	535,375
		$ 2,346,145
IT Services — 2.2%
VeriSign, Inc.(1)	2,111	$ 535,920
		$535,920
Life Sciences Tools & Services — 1.0%
Avantor, Inc.(1)	14,685	$238,044
		$238,044
Machinery — 5.9%
Donaldson Co., Inc.	4,218	$282,859
Graco, Inc.	5,089	424,982
Middleby Corp.(1)	3,004	456,548
Nordson Corp.	1,395	281,400
		$1,445,789
Multi-Utilities — 2.6%
CMS Energy Corp.	8,586	$644,894
		$644,894
Pharmaceuticals — 2.0%
Royalty Pharma PLC, Class A	15,492	$482,266
		$482,266
Professional Services — 2.0%
Dayforce, Inc.(1)	4,521	$263,710
Verisk Analytics, Inc.	750	223,215
		$486,925
Residential REITs — 4.8%
Equity LifeStyle Properties, Inc.	9,877	$658,796
Mid-America Apartment Communities, Inc.	3,069	514,303
		$1,173,099
Semiconductors & Semiconductor Equipment — 2.4%
Entegris, Inc.	1,556	$136,119
Microchip Technology, Inc.	3,788	183,377
ON Semiconductor Corp.(1)	4,172	169,759
Teradyne, Inc.	1,319	108,949
		$598,204
Security	Shares	Value
Software — 1.5%
Tyler Technologies, Inc.(1)	640	$ 372,090
		$ 372,090
Specialized REITs — 1.7%
Lamar Advertising Co., Class A	3,607	$ 410,404
		$ 410,404
Specialty Retail — 2.6%
Burlington Stores, Inc.(1)	1,652	$ 393,721
O'Reilly Automotive, Inc.(1)	172	246,404
		$640,125
Trading Companies & Distributors — 3.6%
Core & Main, Inc., Class A(1)	12,774	$617,112
United Rentals, Inc.	415	260,080
		$877,192
Total Common Stocks (identified cost $19,643,839)		$23,648,999

Short-Term Investments — 4.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(2)	1,016,058	$ 1,016,058
Total Short-Term Investments (identified cost $1,016,058)		$ 1,016,058
Total Investments — 100.1% (identified cost $20,659,897)		$24,665,057
Other Assets, Less Liabilities — (0.1)%		$ (31,348)
Net Assets — 100.0%		$24,633,709

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.

Abbreviations:
REITs	– Real Estate Investment Trusts

Calvert
VP SRI Mid Cap Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2025.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,016,058, which represents 4.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$229,391	$1,841,315	$(1,054,648)	$ —	$ —	$1,016,058	$2,507	1,016,058

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$23,648,999(1)	$ —	$ —	$23,648,999
Short-Term Investments	1,016,058	—	—	1,016,058
Total Investments	$24,665,057	$ —	$ —	$24,665,057

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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